Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Determine the Fair Value of Stock Options Under Binomial Option Pricing Model

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2023, 2024 and 2025 were as follows:

For the years ended December 31,
	2023	2024	2025
Expected volatility	49.00%~51.00%	57.71%~66.26%	60.12%~85.13%
Risk-free interest rate (per annum)	2.40%~2.97%	1.67%~2.24%	1.71%~2.34%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	RMB18.80~RMB32.19	RMB11.65~RMB29.22	RMB21.09~ RMB40.06
Fair value of share option	RMB18.10~RMB31.48	RMB10.93~RMB28.50	RMB20.38~ RMB39.36

Summary of Share Option Activities

The following table summarized the Group’s share option activities under the Option Plans for the year ended December 31, 2025:

	Number of options	Weighted average exercise price per share	Weighted average grant date fair value per share	Weighted average remaining contractual life	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding as of December 31, 2024	12,300,341	0.71	31.81	5.17	369,438
Granted	1,880,719	0.71	26.96
Forfeited	(253,868)	0.71	27.77
Exercised	(1,486,283)	0.71	29.38
Outstanding as of December 31, 2025	12,440,909	0.71	31.62	4.94	682,163
Vested and expect to vest as of December 31, 2025	12,440,909	0.71	31.62
Exercisable at December 31, 2025	10,853,856	0.71	34.36	4.55	607,958

Summary of Restricted Stock Option Activities

A summary of the RSUs activities for the year ended December 31, 2025 is as follows:

	Number of RSU	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2024	873,333	12.17	0.17
Granted	30,000	39.85
Vested	(853,333)	11.88
Outstanding as of December 31, 2025	50,000	25.58	2.01

Schedule of Share Based Compensation Expense

The Group recorded share-based compensation expense of RMB134,402, RMB166,741 and RMB52,877 for the years ended December 31, 2023, 2024 and 2025, respectively, which were classified in the consolidated statements of operations as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Fulfillment expenses	23,390	20,649	14,222
Selling and marketing expenses	17,240	68,858	9,676
General and administrative expenses	73,156	59,630	17,738
Research and development expenses	20,616	17,604	11,241